Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents		¥ 75,351	$ 10,323	¥ 121,733
Restricted cash		14,133	1,936	22,166
Short-term investments		113,632	15,568	15,312
Accounts receivable, net		196,041	26,858	314,638
Prepayments and other assets, net		144,081	19,737	126,725
Inventories		5,380	737	12,503
Total current assets		548,618	75,159	613,077
Non-current assets
Property, equipment and software, net		15,392	2,108	4,158
Intangible assets, net		1,005	138	1,131
Right-of-use assets		1,413	194	183
Equity method investments, net		162,761	22,298	145,696
Long-term equity investment, net		2,000	274	3,000
Other non-current assets				2,656
Total non-current assets		182,571	25,012	156,824
Total assets		731,189	100,171	769,901
Current liabilities
Accounts payable (including accounts payable of consolidated VIE without recourse to the Company of RMB319,606 and RMB98,175 as of December 31, 2023 and 2024, respectively)		180,737	24,761	341,760
Customers’ refundable fees (including customers’ refundable fees of consolidated VIE without recourse to the Company of RMB30,657 and RMB14,433 as of December 31, 2023 and 2024, respectively)		15,879	2,175	31,554
Accrued expenses and other payables (including accrued expenses and other payables of consolidated VIE without recourse to the Company of RMB75,630 and RMB69,174 as of December 31, 2023 and 2024, respectively)		104,595	14,329	113,077
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB1,590 and RMB11 as of December 31, 2023 and 2024, respectively)		139	19	5,068
Lease liabilities (including operating lease liabilities of consolidated VIE without recourse to the Company of RMB111 and RMB671 as of December 31, 2023 and 2024, respectively)		1,332	182	111
Total current liabilities		326,582	44,740	549,721
Non-current liabilities
Income tax payables (including income tax payables of consolidated VIE without recourse to the Company of RMB28,243 and RMB20,746 as of December 31, 2023 and 2024, respectively)		21,176	2,901	28,654
Lease liabilities (including operating lease liabilities of consolidated VIE without recourse to the Company of RMB29 and RMB130 as of December 31, 2023 and 2024, respectively)		130	18	29
Total non-current liabilities		21,306	2,919	28,683
Total liabilities		347,888	47,659	578,404
Commitments and contingencies
Shareholders’ equity:
Additional paid-in capital		5,388,038	738,158	5,243,416
Accumulated other comprehensive loss		(383,235)	(52,503)	(398,160)
Accumulated deficit		(4,618,595)	(632,745)	(4,649,428)
Total Fangdd Network Group Ltd. shareholders’ equity		386,344	52,929	195,845
Non-controlling interests		(3,043)	(417)	(4,348)
Total shareholders’ equity		383,301	52,512	191,497
Total liabilities and shareholders’ equity		731,189	100,171	769,901
Related Party
Current liabilities
Amounts due to related parties (including amounts due to related parties of consolidated VIE without resource to the Company of RMB58,151 and RMB23,900 as of December 31, 2023 and 2024, respectively)		23,900	3,274	58,151
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]	136	19	17
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]
Class C Ordinary Shares
Shareholders’ equity:
Ordinary shares, value	[1]

[1]	Retrospectively restated to reflect the share consolidation effected on August 12, 2024, whereby every 5,625 ordinary shares of a par value US$0.0000001 per share were consolidated into one ordinary share of a par value US$0.0005625 per share (the “Share Consolidation”).